Summary of Significant Accounting Policies - Schedule of Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue	$ 8,038,370	$ 4,474,690
Point in Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue	8,038,370	4,474,690
Over Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue